Lease liability (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Disclosure of lease liabilities

	December 31, 2021	December 31, 2020
Property	$3,117	$2,613
Equipment	38	29
Vehicle	83	49
Lease Liability, Current	$3,238	$2,691

Property	$13,647	$15,017
Equipment	105	98
Vehicle	130	67
Lease Liability, Non-current	$13,882	$15,182

Lease Liability	$17,120	$17,873

Disclosure of maturity analysis of finance lease payments receivable
The Corporation is committed to minimum lease payments as follows:

Maturity Analysis	December 31, 2021
Less than one year	$4,296
Between one and five years	13,194
More than five years	2,866
Total undiscounted lease liabilities	$20,356

Disclosure of initial application of standards or interpretations
IFRS 16 Leases had the following impact for the years ended December 31, 2021 and 2020.

Amounts recognized in profit or loss	December 31, 2021	December 31, 2020
Interest on lease liabilities	$1,225	$1,244
Income from sub-leasing right-of-use assets	1,744	1,557
Expenses relating to short-term leases	168	120

Amounts recognized in the statement of cash flows
Interest paid	$1,225	$1,244
Principal payments of lease liabilities	2,798	2,517
Expenses relating to short-term leases	168	120
Total cash outflow for leases	$4,191	$3,881